Other Assets	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Other Assets

8. Other Assets

As at December 31,	2022	2021
Accounts receivable	$2,833	$1,632
Investment income due and accrued	1,315	1,104
Property and equipment	607	612
Right-of-use assets	753	695
Deferred acquisition costs(1)	158	172
Prepaid expenses	1,089	406
Premium receivable	842	637
Accrued post-retirement benefit assets (Note 25)	98	83
Other	115	93
Total other assets	$7,810	$5,434

(1)    Amortization of deferred acquisition cost charged to income during the year amounted to $53 in 2022 (2021 — $23).